UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-10067
Eaton Vance Variable Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	December 31
Date of Reporting Period:	September 30, 2005

Item 1. Schedule of Investments

Eaton Vance VT Floating-Rate Income Fund                                                                         as of September 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 88.5% (1)

Principal
Amount	Borrower/Tranche Description	Value
Aerospace and Defense — 2.5%
	Ceradyne, Inc.
$297,000	Term Loan, 6.00%, Maturing August 18, 2011	$301,455
	DRS Technologies, Inc.
244,009	Term Loan, 5.62%, Maturing November 4, 2010	246,640
	Hexcel Corp.
452,222	Term Loan, 5.36%, Maturing March 1, 2012	457,498
	K&F Industries, Inc
400,000	Term Loan, 6.28%, Maturing November 18, 2012	403,000
	Mid-Western Aircraft Systems
399,000	Term Loan, 5.96%, Maturing December 31, 2011	404,337
	Transdigm, Inc.
492,500	Term Loan, 5.80%, Maturing July 22, 2010	500,503
		$2,313,433
Automotive — 2.3%
	Accuride Corp.
206,144	Term Loan, 6.18%, Maturing January 31, 2012	208,360
	Dayco Products, LLC
147,448	Term Loan, 7.04%, Maturing June 23, 2011	149,430
	Exide Technologies
87,116	Term Loan, 9.36%, Maturing May 5, 2010	86,463
87,116	Term Loan, 9.36%, Maturing May 5, 2010	87,770
	Federal-Mogul Corp.
350,000	Term Loan, 7.59%, Maturing December 31, 2005	350,875
	TI Automotive, Ltd.
69,841	Term Loan, 6.91%, Maturing June 30, 2011	68,139
	Trimas Corp.
299,239	Term Loan, 6.90%, Maturing December 31, 2009	302,730
	TRW Automotive, Inc.
148,875	Term Loan, 4.94%, Maturing October 31, 2010	150,792
411,969	Term Loan, 5.25%, Maturing June 30, 2012	416,818
	United Components, Inc.
346,187	Term Loan, 6.26%, Maturing June 30, 2010	352,678
		$2,174,055
Beverage and Tobacco — 1.5%
	Constellation Brands, Inc.
313,111	Term Loan, 5.91%, Maturing November 30, 2011	317,906
	Culligan International Co.
346,500	Term Loan, 6.27%, Maturing September 30, 2011	351,697
	National Dairy Holdings, L.P.
398,000	Term Loan, 5.84%, Maturing March 15, 2012	401,731

	Southern Wine & Spirits of America
$339,541	Term Loan, 5.53%, Maturing May 31, 2012	$343,148
		$1,414,482
Building and Development — 6.3%
	Biomed Realty, L.P.
295,000	Term Loan, 5.94%, Maturing May 31, 2010	295,369
	General Growth Properties, Inc.
700,482	Term Loan, 5.85%, Maturing November 12, 2008	710,055
	Kyle Acquisition Group, LLC
300,000	Term Loan, 6.75%, Maturing July 20, 2010	304,312
	Landsource Communities, LLC
251,000	Term Loan, 6.25%, Maturing March 31, 2010	253,275
	LNR Property Corp.
342,990	Term Loan, 6.71%, Maturing February 3, 2008	347,491
	LNR Property Holdings
75,000	Term Loan, 8.21%, Maturing February 3, 2008	75,328
	Mueller Group, Inc.
188,192	Term Loan, 7.92%, Maturing April 23, 2011	189,838
	Newkirk Master, L.P.
396,514	Term Loan, 5.69%, Maturing August 11, 2008	403,205
	Newkirk Tender Holdings, LLC
85,000	Term Loan, 8.34%, Maturing May 25, 2006	85,212
	Nortek, Inc.
326,700	Term Loan, 5.92%, Maturing August 27, 2011	331,233
	Ply Gem Industries, Inc.
167,242	Term Loan, 6.16%, Maturing February 12, 2011	168,914
24,575	Term Loan, 6.16%, Maturing February 12, 2011	24,821
	St. Marys Cement, Inc.
343,875	Term Loan, 6.02%, Maturing December 4, 2010	350,108
	Stile Acquisition Corp.
328,071	Term Loan, 5.67%, Maturing April 6, 2013	329,468
	Stile U.S. Acquisition Corp.
328,629	Term Loan, 5.67%, Maturing April 6, 2013	330,030
	Sugarloaf Mills, L.P.
400,000	Term Loan, 5.57%, Maturing April 7, 2007	402,000
	TE / Tousa Senior, LLC
200,000	Term Loan, 6.56%, Maturing August 1, 2008	203,250
	The Macerich Partnership, L.P.
500,000	Term Loan, 5.34%, Maturing April 25, 2010	503,750
	Whitehall Street Real Estate, L.P.
125,000	Term Loan, 7.59%, Maturing September 11, 2006 (2)	127,100
		$5,434,759

Business Equipment and Services — 4.5%
	Aspect Software, Inc.
$250,000	Term Loan, 6.56%, Maturing September 22, 2010	$250,000
	Buhrmann US, Inc.
296,250	Term Loan, 6.30%, Maturing December 31, 2010	301,990
	DynCorp International, LLC
104,738	Term Loan, 6.75%, Maturing February 11, 2011	106,025
	Iron Mountain, Inc.
198,500	Term Loan, 5.53%, Maturing April 2, 2011	200,423
538,415	Term Loan, 5.63%, Maturing April 2, 2011	544,052
	Mitchell International, Inc.
305,839	Term Loan, 10.13%, Maturing August 13, 2011	306,604
	N.E.W. Holdings I, LLC
296,755	Term Loan, 6.99%, Maturing July 1, 2011	301,391
	Quintiles Transnational Corp.
892,925	Term Loan, 5.59%, Maturing September 25, 2009	895,157
	Sungard Data Systems, Inc.
1,295,000	Term Loan, 6.28%, Maturing February 11, 2013	1,311,335
		$4,216,977
Cable and Satellite Television — 4.3%
	Adelphia Communications Corp.
288,471	DIP Loan, 6.31%, Maturing March 31, 2006	289,192
	Atlantic Broadband Finance, LLC
350,000	Term Loan, 6.52%, Maturing September 1, 2011	356,125
	Bresnan Communications, LLC
300,000	Term Loan, 7.34%, Maturing September 30, 2009	305,437
	Canadian Cable Acquisition Co., Inc.
346,500	Term Loan, 7.02%, Maturing July 30, 2011	351,264
	Charter Communications Operating, LLC
739,707	Term Loan, 6.93%, Maturing April 27, 2011	744,083
	Insight Midwest Holdings, LLC
343,875	Term Loan, 6.06%, Maturing December 31, 2009	349,463
	MCC Iowa, LLC
316,750	Term Loan, 4.91%, Maturing March 31, 2010	316,394
	Mediacom Illinois, LLC
198,500	Term Loan, 6.05%, Maturing March 31, 2013	201,927
	NTL, Inc.
300,000	Term Loan, 6.41%, Maturing April 13, 2012	302,125
	Rainbow National Services, LLC
187,911	Term Loan, 6.63%, Maturing March 31, 2012	189,849
	UGS Corp.
390,116	Term Loan, 5.84%, Maturing March 31, 2012	396,334
	UPC Broadband Holdings B.V.
210,000	Term Loan, 6.00%, Maturing September 30, 2012	212,559
		$4,014,752

Chemicals and Plastics — 4.6%
	Brenntag AG
$250,000	Term Loan, 6.81%, Maturing December 9, 2011	$253,539
	Celanese Holdings, LLC
278,597	Term Loan, 6.31%, Maturing April 6, 2011	283,298
	Hercules, Inc.
394,750	Term Loan, 5.33%, Maturing October 8, 2010	399,388
	Huntsman International, LLC
467,098	Term Loan, 5.52%, Maturing August 16, 2012	471,519
	Innophos, Inc.
284,826	Term Loan, 6.11%, Maturing August 13, 2010	288,505
	Invista B.V.
233,491	Term Loan, 6.31%, Maturing April 29, 2011	237,529
101,304	Term Loan, 6.31%, Maturing April 29, 2011	103,055
	Kraton Polymer, LLC
256,018	Term Loan, 6.42%, Maturing December 23, 2010	260,338
	Mosaic Co.
199,000	Term Loan, 5.23%, Maturing February 21, 2012	201,767
	Nalco Co.
675,338	Term Loan, 5.81%, Maturing November 4, 2010	686,524
	PQ Corp.
398,997	Term Loan, 6.06%, Maturing February 11, 2012	404,234
	Rockwood Specialties Group, Inc.
407,950	Term Loan, 5.93%, Maturing December 10, 2012	414,962
	Solo Cup Co.
548,463	Term Loan, 5.94%, Maturing February 27, 2011	550,726
		$4,555,384
Clothing/Textiles — 0.1%
	SI Corp.
129,025	Term Loan, 7.49%, Maturing December 9, 2009	130,315
		$130,315
Conglomerates — 1.7%
	Amsted Industries, Inc.
363,140	Term Loan, 6.20%, Maturing October 15, 2010	369,873
	Goodman Global Holdings, Inc.
94,525	Term Loan, 5.88%, Maturing December 23, 2011	96,002
	Johnson Diversey, Inc.
359,304	Term Loan, 5.46%, Maturing November 3, 2009	364,357
	Polymer Group, Inc.
302,521	Term Loan, 7.25%, Maturing April 27, 2010	307,311
	PP Acquisition Corp.
332,584	Term Loan, 6.10%, Maturing November 12, 2011	333,748
	Roper Industries, Inc.
139,331	Term Loan, 4.85%, Maturing December 13, 2009	139,941
		$1,611,232

Containers and Glass Products — 4.7%
	Ball Corp.
$342,947	Term Loan, 4.85%, Maturing December 31, 2009	$345,176
	Berry Plastics Corp.
472,863	Term Loan, 6.11%, Maturing June 30, 2010	480,015
	BWAY Corp.
179,656	Term Loan, 6.00%, Maturing June 30, 2011	182,519
	Dr Pepper/Seven Up Bottling Group, Inc.
297,294	Term Loan, 5.37%, Maturing December 19, 2010	302,274
	Graham Packaging Holdings Co.
511,138	Term Loan, 6.15%, Maturing October 7, 2011	518,565
	Graphic Packaging International, Inc.
503,745	Term Loan, 6.04%, Maturing August 8, 2009	511,994
	IPG (US), Inc.
347,375	Term Loan, 6.07%, Maturing July 28, 2011	353,454
	Kranson Industries, Inc.
49,375	Term Loan, 6.78%, Maturing July 30, 2011	50,116
	Owens-Illinois, Inc.
500,000	Term Loan, 5.50%, Maturing April 1, 2007	504,375
91,983	Term Loan, 5.57%, Maturing April 1, 2007	93,076
	Smurfit-Stone Container Corp.
42,866	Term Loan, 2.10%, Maturing November 1, 2010	43,344
497,995	Term Loan, 5.70%, Maturing November 1, 2011	503,546
250,464	Term Loan, 5.83%, Maturing November 1, 2011	253,255
		$4,141,709
Cosmetics/Toiletries — 0.7%
	Church & Dwight Co., Inc.
337,271	Term Loan, 5.60%, Maturing May 30, 2011	341,206
	Prestige Brands, Inc.
294,750	Term Loan, 6.31%, Maturing April 7, 2011	298,680
		$639,886
Drugs — 0.4%
	Warner Chilcott Corp.
237,933	Term Loan, 6.61%, Maturing January 18, 2012	239,951
95,875	Term Loan, 6.77%, Maturing January 18, 2012	96,689
44,292	Term Loan, 6.77%, Maturing January 18, 2012	44,667
		$381,307
Ecological Services and Equipment — 1.1%
	Alderwoods Group, Inc.
96,008	Term Loan, 5.75%, Maturing September 29, 2009	97,448
	Allied Waste Industries, Inc.
87,055	Term Loan, 3.60%, Maturing January 15, 2010	87,817
228,078	Term Loan, 5.85%, Maturing January 15, 2012	230,048

	Envirocare of Utah, LLC
$279,545	Term Loan, 6.11%, Maturing April 15, 2010	$285,136
	Environmental Systems, Inc.
276,799	Term Loan, 7.40%, Maturing December 12, 2008	282,076
		$982,525
Electronics/Electrical — 1.6%
	AMI Semiconductor, Inc.
249,374	Term Loan, 5.34%, Maturing April 1, 2012	250,829
	Fairchild Semiconductor Corp.
444,002	Term Loan, 5.60%, Maturing December 31, 2010	448,997
	Invensys International Holdings Limited
282,781	Term Loan, 6.88%, Maturing September 5, 2009	285,609
	Rayovac Corp.
248,750	Term Loan, 5.71%, Maturing February 7, 2012	251,911
	Security Co., Inc.
99,000	Term Loan, 7.31%, Maturing June 30, 2010	99,990
	Telcordia Technologies, Inc.
174,563	Term Loan, 6.36%, Maturing September 15, 2012	174,344
		$1,511,680
Equipment Leasing — 0.8%
	Ashtead Group, PLC
200,000	Term Loan, 6.06%, Maturing November 12, 2009	203,125
	United Rentals, Inc.
91,876	Term Loan, 3.60%, Maturing February 14, 2011	92,784
452,491	Term Loan, 6.09%, Maturing February 14, 2011	456,959
		$752,868
Farming/Agriculture — 0.4%
	Central Garden & Pet Co.
396,974	Term Loan, 4.80%, Maturing May 15, 2009	402,681
		$402,681
Financial Intermediaries — 1.8%
	AIMCO Properties, L.P.
125,000	Term Loan, 5.52%, Maturing November 2, 2009	126,641
350,000	Term Loan, 5.72%, Maturing November 2, 2009	356,453
	Corrections Corp. of America
497,500	Term Loan, 5.49%, Maturing March 31, 2008	505,584
	Fidelity National Information Solutions, Inc.
529,500	Term Loan, 5.48%, Maturing March 9, 2013	532,053
	Geo Group, Inc.
300,000	Term Loan, 5.83%, Maturing September 14, 2011	303,750
	Refco Group Ltd., LLC
349,088	Term Loan, 5.84%, Maturing August 5, 2011	353,320
		$2,177,801

Food Products — 2.9%
	Acosta Sales Co., Inc.
$378,131	Term Loan, 5.67%, Maturing August 13, 2010	$384,158
	American Seafoods Holdings, LLC
213,044	Term Loan, 9.00%, Maturing March 31, 2009	213,976
	Chiquita Brands, LLC
299,250	Term Loan, 6.34%, Maturing June 28, 2012	304,487
	Doane Pet Care Co.
297,000	Term Loan, 7.62%, Maturing November 5, 2009	298,732
	Dole Food Co., Inc.
178,002	Term Loan, 5.49%, Maturing April 18, 2012	180,143
	Merisant Co.
246,492	Term Loan, 6.93%, Maturing January 11, 2010	243,411
	Michael Foods, Inc.
319,463	Term Loan, 5.17%, Maturing November 21, 2010	325,054
	Nash-Finch Co.
200,000	Term Loan, 6.13%, Maturing November 12, 2010	202,375
	Pinnacle Foods Holdings Corp.
332,781	Term Loan, 6.76%, Maturing November 25, 2010	337,357
	Reddy Ice Group, Inc.
250,000	Term Loan, 5.48%, Maturing August 9, 2012	252,656
		$2,742,349
Food Service — 1.7%
	AFC Enterprises, Inc.
259,350	Term Loan, 6.31%, Maturing May 11, 2011	262,592
	Burger King Corp.
300,000	Term Loan, 5.50%, Maturing June 30, 2012	304,955
	Domino’s, Inc.
271,401	Term Loan, 5.81%, Maturing June 25, 2010	276,094
	Jack in the Box, Inc.
344,750	Term Loan, 5.45%, Maturing January 8, 2011	348,413
	Weight Watchers International, Inc.
343,875	Term Loan, 5.64%, Maturing March 31, 2010	348,890
		$1,540,944
Food/Drug Retailers — 1.9%
	General Nutrition Centers, Inc.
84,574	Term Loan, 6.68%, Maturing December 7, 2009	85,807
	Giant Eagle, Inc.
329,662	Term Loan, 5.62%, Maturing August 6, 2009	335,225
	Rite Aid Corp.
400,900	Term Loan, 4.56%, Maturing September 22, 2009	403,155
	Roundy’s, Inc.
213,785	Term Loan, 5.79%, Maturing September 30, 2009	216,190
	The Jean Coutu Group (PJC), Inc.
495,000	Term Loan, 5.94%, Maturing July 30, 2011	503,547

	The Pantry, Inc.
$271,727	Term Loan, 6.10%, Maturing March 12, 2011	$275,888
		$1,819,812
Forest Products — 2.8%
	Appleton Papers, Inc.
279,674	Term Loan, 6.03%, Maturing June 11, 2010	283,083
	Boise Cascade Holdings, LLC
511,130	Term Loan, 5.72%, Maturing October 29, 2011	519,628
	Buckeye Technologies, Inc.
229,826	Term Loan, 5.71%, Maturing April 15, 2010	232,220
	Koch Cellulose, LLC
69,260	Term Loan, 5.19%, Maturing May 7, 2011	70,213
224,492	Term Loan, 5.77%, Maturing May 7, 2011	227,579
	NewPage Corp.
500,000	Term Loan, 6.58%, Maturing May 2, 2011	507,500
	RLC Industries Co.
457,641	Term Loan, 5.51%, Maturing February 24, 2010	460,644
	Xerium Technologies, Inc.
300,000	Term Loan, 6.02%, Maturing May 18, 2012	304,406
		$2,605,273
Healthcare — 4.8%
	Colgate Medical, Ltd.
176,675	Term Loan, 6.01%, Maturing December 30, 2008	178,441
	Community Health Systems, Inc.
439,788	Term Loan, 5.61%, Maturing August 19, 2011	446,248
	Concentra Operating Corp.
365,206	Term Loan, 6.12%, Maturing June 30, 2009	368,401
	Conmed Corp.
162,319	Term Loan, 6.07%, Maturing December 31, 2009	164,889
	Cross Country Healthcare, Inc.
117,524	Term Loan, 7.54%, Maturing June 5, 2009	117,818
	Encore Medical IHC, Inc.
231,846	Term Loan, 6.53%, Maturing October 4, 2010	234,744
	Express Scripts, Inc.
246,250	Term Loan, 5.34%, Maturing February 13, 2010	248,712
	Fisher Scientific International, Inc.
296,250	Term Loan, 5.52%, Maturing August 2, 2011	299,120
	Healthsouth Corp.
249,375	Term Loan, 6.53%, Maturing June 14, 2007	250,973
	Kinetic Concepts, Inc.
181,635	Term Loan, 5.78%, Maturing August 11, 2009	184,133
	Knowledge Learning Corp.
477,166	Term Loan, 6.35%, Maturing January 7, 2012	479,949
	Leiner Health Products, Inc.
236,919	Term Loan, 7.70%, Maturing May 27, 2011	236,771

	Lifepoint Hospitals, Inc.
$547,102	Term Loan, 5.44%, Maturing April 15, 2012	$553,404
	Magellan Health Services, Inc.
97,222	Term Loan, 3.56%, Maturing August 15, 2008	98,316
132,465	Term Loan, 5.87%, Maturing August 15, 2008	133,955
	Sybron Dental Management, Inc.
124,908	Term Loan, 5.69%, Maturing June 6, 2009	126,001
	Team Health, Inc.
153,934	Term Loan, 6.77%, Maturing March 23, 2011	154,704
	VWR International, Inc.
241,533	Term Loan, 6.14%, Maturing April 7, 2011	245,383
		$4,521,962
Home Furnishings — 1.5%
	Jarden Corp.
119,700	Term Loan, 5.69%, Maturing January 24, 2012	120,553
208,425	Term Loan, 6.02%, Maturing January 24, 2012	210,398
	Knoll, Inc.
195,882	Term Loan, 8.02%, Maturing September 30, 2011	197,107
	Sealy Mattress Co.
479,489	Term Loan, 5.57%, Maturing April 6, 2012	485,408
	Simmons Co.
332,658	Term Loan, 5.91%, Maturing December 19, 2011	337,925
		$1,351,391
Industrial Equipment — 1.6%
	Alliance Laundry Holdings, LLC
187,000	Term Loan, 5.97%, Maturing January 27, 2012	190,039
	Flowserve Corp.
250,000	Term Loan, 5.81%, Maturing August 10, 2012	253,781
	MTD Products, Inc.
497,481	Term Loan, 5.50%, Maturing June 1, 2010	502,145
	Rexnord Corp.
540,630	Term Loan, 6.14%, Maturing December 31, 2011	548,514
		$1,494,479
Insurance — 1.1%
	Conseco, Inc.
282,329	Term Loan, 5.77%, Maturing June 22, 2010	285,946
	Hilb, Rogal & Hobbs Co.
638,055	Term Loan, 6.31%, Maturing December 15, 2011	645,233
	U.S.I. Holdings Corp.
104,475	Term Loan, 6.18%, Maturing August 11, 2008	104,932
		$1,036,111

Leisure Goods/Activities/Movies — 3.7%
	AMF Bowling Worldwide, Inc.
$ 203,166	Term Loan, 6.74%, Maturing August 27, 2009	$ 205,135
	Cinemark, Inc.
394,000	Term Loan, 5.18%, Maturing March 31, 2011	399,516
	Loews Cineplex Entertainment Corp.
448,085	Term Loan, 5.88%, Maturing July 30, 2011	451,130
	Metro-Goldwyn-Mayer Holdings
880,000	Term Loan, 6.27%, Maturing April 8, 2012	891,550
	Regal Cinemas Corp.
382,031	Term Loan, 6.02%, Maturing November 10, 2010	386,448
	Six Flags Theme Parks, Inc.
461,069	Term Loan, 6.36%, Maturing June 30, 2008	466,915
	Universal City Development Partners, Ltd.
347,375	Term Loan, 5.69%, Maturing June 9, 2011	352,296
	WMG Acquisition Corp.
319,861	Term Loan, 5.70%, Maturing February 28, 2011	323,926
		$ 3,476,916
Lodging and Casinos — 3.3%
	Alliance Gaming Corp.
314,882	Term Loan, 6.77%, Maturing September 5, 2009	315,128
	Ameristar Casinos, Inc.
255,008	Term Loan, 5.81%, Maturing December 31, 2006	256,602
	Argosy Gaming Co.
198,000	Term Loan, 7.25%, Maturing June 30, 2011	198,330
	Boyd Gaming Corp.
370,313	Term Loan, 5.61%, Maturing June 30, 2011	374,864
	CCM Merger, Inc.
199,500	Term Loan, 5.93%, Maturing April 25, 2012	201,744
	Globalcash Access, LLC
158,598	Term Loan, 6.09%, Maturing March 10, 2010	161,126
	Isle of Capri Casinos, Inc.
392,038	Term Loan, 5.49%, Maturing February 4, 2012	396,816
	Marina District Finance Co., Inc.
248,125	Term Loan, 5.59%, Maturing October 14, 2011	250,348
	Pinnacle Entertainment, Inc.
100,000	Term Loan, 6.85%, Maturing August 27, 2010	100,906
108,340	Term Loan, 7.29%, Maturing August 27, 2010	109,390
	Resorts International Holdings, LLC
288,903	Term Loan, 6.53%, Maturing April 26, 2012	291,358
	Venetian Casino Resort, LLC
259,679	Term Loan, 5.77%, Maturing June 15, 2011	262,256
53,542	Term Loan, 5.77%, Maturing June 15, 2011	54,073

	Wynn Las Vegas, LLC
$ 100,000	Term Loan, 5.95%, Maturing December 14, 2011	$ 101,238
		$ 3,074,179
Nonferrous Metals/Minerals — 1.7%
	Compass Minerals Group, Inc.
24,154	Term Loan, 6.47%, Maturing November 28, 2009	24,275
	Foundation Coal Corp.
310,638	Term Loan, 5.73%, Maturing July 30, 2011	316,355
	ICG, LLC
198,500	Term Loan, 6.43%, Maturing November 5, 2010	199,823
	International Mill Service, Inc.
249,372	Term Loan, 6.35%, Maturing December 31, 2010	251,866
	Murray Energy Corp.
348,250	Term Loan, 6.86%, Maturing January 28, 2010	350,644
	Novelis, Inc.
173,552	Term Loan, 5.46%, Maturing January 6, 2012	175,790
299,584	Term Loan, 5.46%, Maturing January 6, 2012	303,446
		$ 1,622,199
Oil and Gas — 2.9%
	Dresser Rand Group, Inc.
187,639	Term Loan, 6.05%, Maturing October 29, 2011	190,894
	Dresser, Inc.
324,390	Term Loan, 6.35%, Maturing March 31, 2007	327,634
	Dynegy Holdings, Inc.
320,938	Term Loan, 7.84%, Maturing May 28, 2010	322,609
	El Paso Corp.
159,750	Term Loan, 5.27%, Maturing November 23, 2009	161,680
261,990	Term Loan, 6.81%, Maturing November 23, 2009	265,392
	Epco Holdings, Inc.
250,000	Term Loan, 6.04%, Maturing August 18, 2010	254,395
	Kerr-McGee Corp.
161,000	Term Loan, 6.11%, Maturing May 24, 2007	161,676
415,000	Term Loan, 6.31%, Maturing May 24, 2011	417,568
	Universal Compression, Inc.
298,500	Term Loan, 7.50%, Maturing February 15, 2012	302,045
	Williams Production RMT Co.
343,875	Term Loan, 6.02%, Maturing May 30, 2008	348,173
		$ 2,752,066
Publishing — 4.2%
	American Media Operations, Inc.
318,784	Term Loan, 6.25%, Maturing April 1, 2007	323,167
	Dex Media West, LLC
125,346	Term Loan, 5.51%, Maturing March 9, 2010	126,303

	Endurance Business Media, Inc.
$ 160,000	Term Loan, 6.52%, Maturing March 8, 2012	$ 161,600
	Freedom Communications Holdings, Inc.
196,262	Term Loan, 5.38%, Maturing May 18, 2012	198,765
	Herald Media, Inc.
298,489	Term Loan, 6.78%, Maturing July 22, 2011	301,287
	Journal Register Co.
385,000	Term Loan, 5.13%, Maturing August 12, 2012	388,730
	Lamar Media Corp.
173,775	Term Loan, 4.11%, Maturing March 7, 2009	174,427
	Medianews Group, Inc.
408,515	Term Loan, 5.09%, Maturing August 25, 2010	410,728
	Merrill Communications, LLC
198,037	Term Loan, 6.34%, Maturing February 9, 2009	200,699
	Nebraska Book Co., Inc.
344,750	Term Loan, 6.70%, Maturing March 4, 2011	348,198
	Newspaper Holdings, Inc.
140,000	Term Loan, 5.81%, Maturing August 24, 2011	140,438
	R.H. Donnelley Corp.
14,126	Term Loan, 5.69%, Maturing December 31, 2009	14,256
444,992	Term Loan, 5.62%, Maturing June 30, 2011	448,928
	Source Media, Inc.
91,176	Term Loan, 6.27%, Maturing August 30, 2012	92,544
	SP Newsprint Co.
225,556	Term Loan, 3.82%, Maturing January 9, 2010	228,234
91,875	Term Loan, 6.32%, Maturing January 9, 2010	92,966
	Sun Media Corp.
316,593	Term Loan, 5.68%, Maturing February 7, 2009	320,748
		$ 3,972,018
Radio and Television — 3.0%
	Adams Outdoor Advertising, L.P.
325,697	Term Loan, 5.64%, Maturing October 15, 2011	330,582
	CanWest Media, Inc.
150,483	Term Loan, 6.02%, Maturing August 15, 2009	151,236
	DirecTV Holdings, LLC
340,000	Term Loan, 5.34%, Maturing April 13, 2013	344,285
	Emmis Operating Co.
297,750	Term Loan, 5.52%, Maturing November 10, 2011	300,244
	Nexstar Broadcasting, Inc.
160,538	Term Loan, 5.77%, Maturing October 1, 2012	161,842
169,462	Term Loan, 5.77%, Maturing October 1, 2012	170,839
	PanAmSat Corp.
544,968	Term Loan, 6.11%, Maturing August 20, 2011	553,021
	Raycom TV Broadcasting, Inc.
360,000	Term Loan, 6.06%, Maturing February 24, 2012	362,700

	Spanish Broadcasting System, Inc.
$ 174,125	Term Loan, 6.03%, Maturing June 10, 2012	$ 176,846
	Young Broadcasting, Inc.
249,375	Term Loan, 5.77%, Maturing November 3, 2012	251,557
		$ 2,803,152
Rail Industries — 0.7%
	Kansas City Southern Railway Co.
345,638	Term Loan, 5.59%, Maturing March 30, 2008	349,671
	Railamerica, Inc.
29,031	Term Loan, 5.88%, Maturing September 29, 2011	29,569
245,586	Term Loan, 5.90%, Maturing September 29, 2011	250,140
		$ 629,380
Retailers (Except Food and Drug) — 2.8%
	Advance Stores Company, Inc.
56,261	Term Loan, 5.50%, Maturing September 30, 2010	57,104
94,882	Term Loan, 5.57%, Maturing September 30, 2010	96,306
	Alimentation Couche-Tard, Inc.
309,818	Term Loan, 5.56%, Maturing December 17, 2010	313,691
	Amscan Holdings, Inc.
99,000	Term Loan, 6.47%, Maturing April 30, 2012	99,619
	Coinmach Laundry Corp.
328,587	Term Loan, 6.75%, Maturing July 25, 2009	333,310
	Harbor Freight Tools USA, Inc.
247,501	Term Loan, 6.29%, Maturing July 15, 2010	250,656
	Josten’s Corp.
380,000	Term Loan, 5.94%, Maturing October 4, 2010	386,413
	Oriental Trading Co., Inc.
220,959	Term Loan, 6.31%, Maturing August 4, 2010	222,617
	Rent-A-Center, Inc.
299,975	Term Loan, 5.46%, Maturing June 30, 2010	303,687
	Riddell Bell Holdings, Inc.
249,372	Term Loan, 5.99%, Maturing September 30, 2011	253,424
	Travelcenters of America, Inc.
300,000	Term Loan, 5.71%, Maturing November 30, 2008	303,609
		$ 2,620,436
Surface Transport — 0.2%
	Sirva Worldwide, Inc.
200,000	Term Loan, 6.93%, Maturing December 1, 2010	192,000
		$ 192,000
Telecommunications — 5.3%
	Alaska Communications Systems Holdings, Inc.
300,000	Term Loan, 6.02%, Maturing February 1, 2011	304,656
	American Tower, L.P.
333,325	Term Loan, 4.96%, Maturing August 31, 2011	335,131

	Centennial Cellular Operating Co., LLC
$ 344,750	Term Loan, 6.34%, Maturing February 9, 2011	$ 348,721
	Cincinnati Bell, Inc.
250,000	Term Loan, 5.29%, Maturing August 31, 2012	252,136
	Consolidated Communications, Inc.
296,250	Term Loan, 6.17%, Maturing July 27, 2015	300,323
	Fairpoint Communications, Inc.
340,000	Term Loan, 5.81%, Maturing February 8, 2012	344,356
	Intelsat Ltd.
596,992	Term Loan, 5.81%, Maturing July 28, 2011	604,952
	Iowa Telecommunications Services, Inc.
450,000	Term Loan, 5.71%, Maturing November 23, 2011	456,610
	Nextel Partners Operation Corp.
340,000	Term Loan, 5.37%, Maturing May 31, 2012	342,408
	Qwest Corp.
100,000	Term Loan, 8.53%, Maturing June 4, 2007	103,354
	SBA Senior Finance, Inc.
296,250	Term Loan, 6.04%, Maturing October 31, 2008	298,781
	Spectrasite Communications, Inc.
429,753	Term Loan, 5.27%, Maturing May 19, 2012	432,842
	Syniverse Holdings, Inc.
299,456	Term Loan, 6.03%, Maturing February 15, 2012	302,638
	Triton PCS, Inc.
323,060	Term Loan, 7.01%, Maturing November 18, 2009	326,392
	Valor Telecom Enterprise, LLC
203,000	Term Loan, 5.78%, Maturing February 14, 2012	205,900
		$ 4,959,200
Utilities — 3.1%
	Allegheny Energy Supply Co., LLC
489,714	Term Loan, 5.77%, Maturing March 8, 2011	497,243
	Cogentrix Delaware Holdings, Inc.
367,532	Term Loan, 5.78%, Maturing January 14, 2012	373,198
	Covanta Energy Corp.
110,569	Term Loan, 3.86%, Maturing June 24, 2012	112,504
89,207	Term Loan, 6.96%, Maturing June 24, 2012	90,768
	Energy Transfer Company, L.P.
250,000	Term Loan, 6.81%, Maturing June 16, 2012	253,375
	NRG Energy, Inc.
177,528	Term Loan, 3.92%, Maturing December 24, 2011	179,451
224,101	Term Loan, 5.90%, Maturing December 24, 2011	226,528
	Pike Electric, Inc.
185,220	Term Loan, 6.00%, Maturing July 1, 2012	187,535
	Plains Resources, Inc.
300,000	Term Loan, 5.85%, Maturing December 17, 2010	304,688
	Reliant Energy, Inc.
188,575	Term Loan, 6.10%, Maturing December 22, 2010	189,804

	Texas Genco, LLC
$142,952	Term Loan, 5.86%, Maturing December 14, 2011	$144,135
345,224	Term Loan, 5.86%, Maturing December 14, 2011	348,083
		$2,907,312
Total Senior, Floating Rate Interests (identified cost $82,356,778)		$82,977,025

Floating Rate Notes — 0.8%

Principal
Amount
(000’s omitted)	Security	Value
Radio and Television — 0.3%
	Paxson Communications Corp., Variable Rate
$300	6.349%, 1/15/10 (3)	$301,500
		$301,500
Telecommunications — 0.5%
	Qwest Corp., Variable Rate
300	7.12%, 6/15/13 (3)	313,500
	Rogers Wireless, Inc., Variable Rate
93	6.995%, 12/15/10 (3)	97,418
		$410,918
Total Floating Rate Notes (identified cost $693,000)		$712,418

Short-Term Investments — 8.0%

Principal	Maturity
Amount	Date	Borrower	Rate	Amount
$1,872,000	10/04/05	HSBC Finance Corp. Commercial Paper	3.80%	$1,871,407
1,890,000	10/03/05	Investors Bank and Trust Company Time Deposit	3.90%	1,890,000
1,872,000	10/03/05	Societe Generale Commerical Paper	3.86%	1,871,599
1,859,000	10/03/05	UBS Finance LLC Commercial Paper	3.86%	1,858,601
Total Short-Term Investments (at amortized cost)				$7,491,607
Total Investments — 97.3% (identified cost $90,541,385)				$91,181,050
Other Assets, Less Liabilities — 2.7%				$2,524,722
Net Assets — 100.0%				$93,705,772

(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the aggregate value of the securities is $712,418 or 0.8% of the Fund’s net assets.

The Fund did not have any open financial instruments at September 30, 2005.

The cost and unrealized appreciation/depreciation in the value of the investments owned at September 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$90,541,385
Gross unrealized appreciation	$689,999
Gross unrealized depreciation	(50,334)
Net unrealized appreciation	$639,665

Eaton Vance VT Worldwide Health Sciences Fund                                                              as of September 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.03%

			Percentage
Security	Shares	Value	of Net Assets
Major Capitalization Europe — 14.55% (1)
Altana AG	18,000	$1,012,472	3.55%
Novartis AG	42,000	2,144,872	7.53%
Serono SA, Class B	1,500	989,859	3.47%
		$4,147,203	14.55%
Major Capitalization Far East — 13.08% (1)
Astellas Pharma, Inc.	29,090	1,100,836	3.86%
Chugai Pharmaceuticals Co., Ltd.	58,000	1,111,579	3.90%
Takeda Pharmaceutical Co., Ltd.	25,300	1,517,040	5.32%
		$3,729,455	13.08%
Major Capitalization-North America — 38.03% (1)
Amgen, Inc. (3)	26,700	2,127,189	7.46%
Genentech, Inc. (3)	20,000	1,684,200	5.91%
Genzyme Corp. (3)	20,000	1,432,800	5.03%
Lilly (Eli) & Co.	19,400	1,038,288	3.64%
MedImmune, Inc. (3)	48,000	1,615,200	5.67%
Pfizer, Inc.	26,500	661,705	2.32%
Schering-Plough Corp.	61,000	1,284,050	4.51%
Wyeth	21,500	994,805	3.49%
		$10,838,237	38.03%
Specialty Capitalization Europe — 1.49% (2)
Acambis plc (3)	64,000	269,008	0.94%
Berna Biotech AG (3)	16,500	157,323	0.55%
		$426,331	1.49%
Specialty Capitalization-North America — 28.88% (2)
Abgenix, Inc. (3)	43,000	545,240	1.91%
Affymetrix, Inc. (3)	20,000	924,600	3.24%
Enzon Pharmaceuticals, Inc. (3)	32,000	212,160	0.75%
Exelixis, Inc. (3)	45,000	345,150	1.21%
Gen-Probe, Inc. (3)	22,500	1,112,625	3.90%
Human Genome Sciences, Inc. (3)	55,500	754,245	2.65%
ICOS Corp. (3)	39,000	1,077,180	3.78%
Ligand Pharmaceuticals, Inc., Class A (3)	20,000	183,500	0.64%
Ligand Pharmaceuticals, Inc., Class B (3)	22,000	201,850	0.71%
Millennium Pharmaceuticals, Inc. (3)	57,000	531,810	1.87%
NPS Pharmaceuticals, Inc. (3)	34,800	351,828	1.24%
OSI Pharmaceuticals, Inc. (3)	22,000	643,280	2.26%
Savient Pharmaceuticals, Inc. (3)	44,300	167,011	0.59%

1

Tanox, Inc. (3)	30,000	$439,500	1.54%
Vertex Pharmaceuticals, Inc. (3)	33,000	737,550	2.59%
		$8,227,529	28.88%
Total Common Stocks (identified cost $23,823,404)		$27,368,755

Commercial Paper — 2.07%

	Principal
	Amount		Percentage
Security	(000’s omitted)	Value	of Net Assets
UBS Finance LLC, 3.86%, 10/3/05	$589	$588,874	2.07%
Total Commercial Paper (at amortized cost, $588,874)		$588,874

Short-Term Investments — 1.98%

	Principal
	Amount		Percentage
Security	(000’s omitted)	Value	of Net Assets
Investors Bank and Trust Company Time Deposit, 3.90%, 10/3/05	$565	$565,000	1.98%
Total Short-Term Investments (at amortized cost, $565,000)		$565,000
Total Investments (identified cost $24,977,278)		$28,522,629	100.08%
Other Assets, Less Liabilities		$(22,047)	(0.08)%
Net Assets		$28,500,582	100.00%

(1)	Major capitalization is defined as market value of $5 billion or more.
(2)	Specialty capitalization is defined as market value of less than $5 billion.
(3)	Non-income producing security.

The Fund did not have any open financial instruments at September 30, 2005.

The cost and unrealized appreciation (depreciation) in value of the investment securities of the Fund at September 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$24,977,278
Gross unrealized appreciation	$6,433,470
Gross unrealized depreciation	(2,888,119)
Net unrealized appreciation	$3,545,351

2

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Variable Trust

By:	/s/ James B. Hawkes
James B. Hawkes
President and Principal Executive Officer
Date:	November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James B. Hawkes
James B. Hawkes
President and Principal Executive Officer
Date:	November 29, 2005
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	November 28, 2005